Submission	Oct. 12, 2026
Submission [Line Items]
Central Index Key	0000019617
Registrant Name	JPMORGAN CHASE & CO
Registration File Number	333-293684
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES